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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -----------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Wohl Capital Management
Address:    2180 Sand Hill Road #400
            Menlo Park, CA 94025

13F File Number: 28-11704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Daniel Wohl
Title:   Portfolio Manager
Phone:   (650) 233-1023

Signature, Place, and Date of Signing:

/s/ Daniel Wohl,                             CA                January 23, 2007
----------------------------------    ----------------         ----------------
[Signature]                             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:            29

Form 13F Information Table Value Total:      $105,282
                                           (thousands)
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                           FORM 13F INFORMATION TABLE

         Column 1                     Column 2      Column 3  Column 4       Column 5      Column 6   Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                      Title of       Cusip     Value  Shr/Prn   SH   PUT  Investment   Other
      Name Of Issuer                   Class         Number   (x1000)  Amount  PRN  CALL  Discretion  Managers   Sole  Shared  Other
------------------------------------------------------------------------------------------------------------------------------------
GIGAMEDIA LTD                    NASDAQ OTC ISSUES  Y2711Y104   1466    150000  SH           Sole              150000
ADVANCED MAGNETICS INC           COMMON STOCKS      00753P103   3291     55100  SH           Sole               55100
AMERICAN ORIENTAL                NASDAQ OTC ISSUES  028731107   2334    200000  SH           Sole              200000
ANTARES PHARMA INC               NASDAQ OTC ISSUES  036642106   1288   1073250  SH           Sole             1073250
CARDINAL HEALTH INC              COMMON STOCKS      14149Y108   6011     93300  SH           Sole               93300
CAS MEDICAL SYSTEMS INC NEW      NASDAQ OTC ISSUES  124769209    444     55470  SH           Sole               55470
DISTRIBUTED ENERGY SYSTEMS       NASDAQ OTC ISSUES  25475V104   1995    554052  SH           Sole              554052
ENCORIUM GROUP INC               NASDAQ OTC ISSUES  29257R109   1200    226000  SH           Sole              226000
EXPRESS SCRIPTS INC-CL A         NASDAQ OTC ISSUES  302182100   1432     20000  SH           Sole               20000
FLOTEK INDS INC                  COMMON STOCKS      343389102  12679    452000  SH           Sole              452000
FULL HOUSE RESORTS INC           NASDAQ OTC ISSUES  359678109   1520    400000  SH           Sole              400000
HASBRO INC                       COMMON STOCKS      418056107   1363     50000  SH           Sole               50000
HEALTHWAYS INC                   NASDAQ OTC ISSUES  422245100   6894    144500  SH           Sole              144500
HELEN OF TROY CORP               NASDAQ OTC ISSUES  G4388N106    970     40000  SH           Sole               40000
HERMAN MILLER INC                NASDAQ OTC ISSUES  600544100   7707    211955  SH           Sole              211955
KNOLOGY INC                      NASDAQ OTC ISSUES  499183804   2660    250000  SH           Sole              250000
MATRIA HEALTHCARE  INC           NASDAQ OTC ISSUES  576817209   7649    266226  SH           Sole              266226
MATRIXX INITIATIVES INC          NASDAQ OTC ISSUES  57685L105   1251     78500  SH           Sole               78500
MEDICIS PHARMACEUTICAL CORP      COMMON STOCKS      584690309   6675    190000  SH           Sole              190000
MEDTOX SCIENTIFIC INC NEW        COMMON STOCKS      584977201   1800    135000  SH           Sole              135000
METROPOLITAN HEALTH NETWORKS     NASDAQ OTC ISSUES  592142103   3672   1200000  SH           Sole             1200000
MOBILE TELESTSTEMS OJSC ADR      NASDAQ OTC ISSUES  607409109   2760     55000  SH           Sole               55000
NEXCEN BRANDS INC                NASDAQ OTC ISSUES  653351106    570     78900  SH           Sole               78900
ONEOK PARTNERS L P               COMMON STOCKS      68268N103   2217     35000  SH           Sole               35000
PRG-SCHULTZ INTERNATIONAL INC    NASDAQ OTC ISSUES  69357C503   2592    324000  SH           Sole              324000
SHIRE PHARMACEUTICALS GROUP ADR  COMMON STOCKS      82481R106  10808    175000  SH           Sole              175000
SPECTRUM CONTROL INC             NASDAQ OTC ISSUES  847615101   2099    217239  SH           Sole              217239
UTS COINMACH SVC CORP            NASDAQ OTC ISSUES  19259W107   3220    175000  SH           Sole              175000
ZOLL MEDICAL CORP                NASDAQ OTC ISSUES  989922109   6715    115300  SH           Sole              115300

                                                              105282
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